Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of reconciliation of average effective tax rate and applicable tax rate

Reconciliation of income tax	2021	2020	2019
Income before income taxes	121,572	64,976	64,451

Bermuda (2020)/Cayman Islands (2021) statutory income tax	—	—	—
Impact of difference in tax rates of foreign subsidiaries	642	(2,749)	(3,195)
Nondeductible expenses	(1,023)	(386)	(318)

Total income taxes	(381)	(3,136)	(3,513)

Current	(1,692)	(891)	(3,783)
Deferred	1,311	(2,245)	270
Effective tax rate	0.3%	4.8%	5.5%